ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Advance from end users	[1]	¥ 35,888	$ 5,516	¥ 34,388
Business tax and other taxes payable		4,118	634	3,280
Deferred government grant		2,807	431	5,018
Professional fees payable		12,039	1,850	15,136
Promotional events payables		8,120	1,248	7,921
Decoration payables	[2]	5,328	819	0
Unpaid consideration for business combination	[3]	54,550	8,384	104,490
Others		29,487	4,532	13,922
Accrued expenses and other current liabilities, Total		¥ 152,337	$ 23,414	¥ 184,155

[1]	Advance from end users represents payments received by the Group in advance from the end users prior to the services provided.
[2]	Decoration payables represent the decoration expenses accrued including office furniture mainly for the new office building rented in Nanshan district, Shenzhen, which became formally functional in December 2017.
[3]	Unpaid consideration for business combination represents the unpaid cash consideration and contingent consideration relating to the acquisition of Qufan as of December 31, 2017. On February 9, 2018, the Company announced that it has disposed of its 51% equity interest in Qufan for a total consideration of RMB127,500, which will be offset by the unpaid contingent consideration of RMB54,550.